UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Jacobs
Title:    Chief Compliance Officer
Phone:    678-500-8620

Signature, Place, and Date of Signing:

      /s/ Paul Jacobs               Atlanta, GA                10-29-2010
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total:  $   107,728
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 9-30-10
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
3m Company			Common	88579Y101    219,723.14	   2,534	Shared-Other            1      None
A T & T Corp			Common	00206R102    656,084.00	  22,940	Shared-Other            1      None
A T & T Corp			Common	00206R102        686.40	      24	Full Discretion/Sole    N/A    Sole
Abbott Laboratories		Common	002824100    356,433.52	   6,823	Shared-Other            1      None
Apple Inc			Common	037833100    834,225.00	   2,940	Shared-Other            1      None
Bank Of America Corp		Common	060505104    300,060.35	  22,901	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702    303,600.96	   3,672	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702  3,377,478.00	  40,850	Full Discretion/Sole    N/A    Sole
BP Plc ADR			Common	055622104    420,263.36	  10,208	Shared-Other            1      None
CH Robinson Worldwide Inc	Common	12541W209    612,778.88	   8,764	Shared-Other            1      None
ChevronTexaco			Common	166764100    330,278.75	   4,075	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102    268,275.00	  12,250	Shared-Other            1      None
Cisco Systems Inc		Common	17275R102         21.90	       1	Full Discretion/Sole    N/A    Sole
Citigroup			Common	172967101    103,822.23	  26,553	Shared-Other            1      None
Coca Cola Company		Common	191216100    428,951.60	   7,330	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103  8,850,967.02	 115,157	Full Discretion/Sole    N/A    Sole
Comerica Incorporated		Common	200340107    284,420.40	   7,656	Shared-Other            1      None
Deere & Co			Common	244199105    213,038.34	   3,053	Shared-Other            1      None
DirecTV Group Inc		Common	25459L106    209,482.16	   5,032	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607    337,973.06	   5,894.19	Full Discretion/Sole    N/A    Sole
Eli Lilly & Company		Common	532457108    219,874.07	   6,019	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102  1,138,295.38	  18,422	Shared-Other            1      None
Family Dollar Stores		Common	307000109    420,314.88	   9,518	Shared-Other            1      None
Ford Motor Company		Common	345370860    143,832.24	  11,751	Shared-Other            1      None
General Electric Company	Common	369604103    581,815.00	  35,804	Shared-Other            1      None
Genworth Financial Inc		Common	37247D106    281,060.00	  23,000	Shared-Other            1      None
Genzyme Corp Genl		Common	372917104    342,765.18	   4,842	Shared-Other            1      None
Goldman Sachs Group Inc		Common	38141G104    201,833.68	   1,396	Shared-Other            1      None
Google				Common	38259P508    383,826.70	     730	Shared-Other            1      None
Hewlett-Packard Company		Common	428236103    230,122.90	   5,470	Shared-Other            1      None
Intel Corp			Common	458140100    373,632.00	  19,460	Shared-Other            1      None
Intl Business Machines		Common	459200101    631,799.40	   4,710	Shared-Other            1      None
iShares MSCI All Country Asia	Common	464288182    293,784.29	   4,855.14	Full Discretion/Sole    N/A    Sole
iShares MSCI Australia Index	Common	464286103  3,193,623.50	 134,525	Full Discretion/Sole    N/A    Sole
iShares MSCI Canada Index	Common	464286509  2,178,198.20	  77,709.53	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  6,743,759.36	 682,221.49	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630  3,144,934.44	  50,732.93	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  3,793,882.11	 100,234.67	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  8,634,544.01	 146,125.30	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  4,193,412.45	  67,450.74	Full Discretion/Sole    N/A    Sole
iShares Trust Russell 2000 Ind	Common	464287655    298,468.41	   4,421.75	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200 17,603,686.15	 153,757.41	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    831,627.12	  13,422	Shared-Other            1      None
Johnson & Johnson		Common	478160104    950,032.68	  15,333	Full Discretion/Sole    N/A    Sole
JP Morgan Chase			Common	46625H100    400,086.72	  10,512	Shared-Other            1      None
Leggett & Platt Inc		Common	524660107    236,135.00	  10,375	Shared-Other            1      None
Lexmark Intl Inc Cl A		Common	529771107    372,800.10	   8,355	Shared-Other            1      None
Merck & Co Inc			Common	589331107    266,467.59	   7,239	Shared-Other            1      None
Microsoft Corp			Common	594918104    362,452.00	  14,800	Shared-Other            1      None
Microsoft Corp			Common	594918104    123,037.76    5,024	Full Discretion/Sole    N/A    Sole
Occidental Pete Corp		Common	674599105    241,164.00	   3,080	Shared-Other            1      None
Oracle Corp			Common	68389X105    418,376.70	  15,582	Shared-Other            1      None
Pepsico Incorporated		Common	713448108    364,157.64	   5,481	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    326,796.61	  19,033	Shared-Other            1      None
Philip Morris International In	Common	718172109    333,319.00	   5,950	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    310,266.07	   5,977	Shared-Other            1      None
ProLogis Trust			Common	743410102    132,053.80	  11,210	Shared-Other            1      None
Schlumberger Ltd		Common	806857108    250,752.70	   4,070	Shared-Other            1      None
SPDR Trust Unit Sr 1		Common	78462F103 27,318,180.59	 239,360.21	Full Discretion/Sole    N/A    Sole
Sprint Nextel Corporation	Common	852061100    101,998.90	  22,030	Shared-Other            1      None
Sprint Nextel Corporation	Common	852061100      5,120.78	   1,106	Full Discretion/Sole    N/A    Sole
The Southern Company		Common	842587107    229,733.56	   6,169	Shared-Other            1      None
Wellpoint Hlth Ntwks New	Common	94973V107    300,192.00	   5,300	Shared-Other            1      None
Wells Fargo & Co		Common	949746101    318,232.17	  12,671	Shared-Other            1      None
Yum Brands Inc			Common	988498101    398,879.60	   8,660	Shared-Other            1      None